5. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Information
SEGMENT INFORMATION

Hudson consists of one operating segment “Travel Retail Operations” for which reports are submitted to the Group Executive Committee (formerly the Divisional Committee of Dufry), being the Chief Operating Decision Maker (CODM). These reports form the basis for the evaluation of performance and allocation of resources.

Hudson generates turnover from selling a wide range of duty-free and duty-paid products through its stores that are mainly located at airports, commuter terminals, hotels, landmarks or tourist destinations. Refer to note 7 for a split of net sales by product category, market sector and sales channel.

Net Sales by Country

IN MILLIONS OF USD	2017	2016	2015
US	1,420.9	1,359.1	1,164.2
Canada	339.9	291.0	205.4
Total	1,760.8	1,650.1	1,369.6

Non-Current Assets by Country (excluding financial instruments and deferred taxes)

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016

US	558.8	568.2
Canada	416.8	410.4
Total	975.6	978.6

We refer to the annex List of subsidiaries for the assignment of each subsidiary to the respective country.